Russell Funds: Classes A, C, E, I, S and Y

RUSSELL INVESTMENT COMPANY

Supplement dated June 4, 2013 to

PROSPECTUS Dated MARCH 1, 2013

RUSSELL TAX EXEMPT BOND FUND RISK/RETURN SUMMARY:

(i)	PERFORMANCE: The following footnote is added after the “Average Annual Total Returns” table in the sub-section entitled “Performance” in the Risk/Return Summary section for the Russell Tax Exempt Bond Fund:

Effective July 1, 2013, RIMCo will seek to change the strategic average duration of the Fund’s portfolio. As a result, the Fund’s primary benchmark will change from the Barclays Municipal 1-10 Yr Blend (1-12) Index to the Barclays Municipal 1-15 Yr Blend (1-17) Index.

RUSSELL STRATEGIC CALL OVERWRITING FUND RISK/RETURN SUMMARY: The following risk factor is added to the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the Russell Strategic Call Overwriting Fund in the Prospectus listed above:

■ Options Trading Strategy. RIMCo may utilize options to hedge against fluctuations in equity securities prices. This strategy may not result in gains during periods of market volatility and may result in losses if equity markets do not behave as RIMCo expects. In addition, this strategy may result in losses in rising markets.